SUPPLEMENT DATED JULY 5, 2023
    TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES, EACH DATED MAY 1, 2023
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                AMERICAN GENERAL LIFE INSURANCE COMPANY

                   Variable Separate Account
                    Polaris Variable Annuity
                   Polaris II Variable Annuity
                Polaris Advisory Variable Annuity

                  Variable Annuity Account Seven
                Polaris II A-Class Variable Annuity
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This supplement updates certain information contained in Appendix A -
Underlying Funds Available Under the Contract for the above-referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (together, the "Prospectuses"). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective on or about July 5, 2023, the SA Invesco Main Street Large Cap Portfolio will be renamed the SA JPMorgan Large Cap Core Portfolio (the "Fund") and the subadvisor will be changed from Invesco Advisers, Inc. to J.P. Morgan Investment Management Inc. Accordingly, all references to "SA Invesco Main Street Large Cap Portfolio" in the Prospectuses will be replaced with "SA JPMorgan Large Cap Core Portfolio." Additionally, the Current Expense in Appendix A for the Fund is amended as below:


--------------------------------------   ---------------------
Underlying Fund Name - Share Class            Current
Advisor                                       Expense
Subadvisor
--------------------------------------   ---------------------
SA JPMorgan Large Cap Core Portfolio -
Class 1                                          0.71%*
SunAmerica Asset Management, LLC
J.P. Morgan Investment Management Inc.
--------------------------------------   ---------------------

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.



Additional information regarding the Fund, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.




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